SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On January 2, 2026 the Company issued 1,109,837 shares of common stock for a total consideration of 17,135.88.

On January 12, 2026 the Company issued 993,358 shares of common stock for a total consideration of 19,2151.94.

On January 21, 2026 the Company issued 1,081,493 shares of common stock for a total consideration of $17,518.07.

On January 29, 2026 the Company issued 921,406 shares of common stock for a total consideration of $17,838.41.

On February 9, 2026 the Company issued 1,172,568 shares of common stock for a total consideration of $19,136.30.

On February 20, 2026, the Company issued 890,303 shares of common stock for a total consideration of 12,108.12.

On March 9, 2026, the Company issued 876,614 shares of common stock for a total consideration of $10,379.10.

On March 17, 2026, the Company issued 1,998,326 shares of common stock for a total consideration of $20,622.72.

On April 2, 2026 the Company issues, 2,011,019 shares of common stock for a total consideration of $14,961.98.